Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Loss	$ (2,262,739)	$ (2,752,925)	$ (10,027,613)	$ (17,481,629)
Foreign currency translation gain	24,228	26,289	(47,907)	(53,760)
Comprehensive loss	$ (2,238,511)	$ (2,726,636)	$ (10,075,520)	$ (17,535,389)